Stock Option Plans and Warrants to Purchase Common Stock - Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock (Details) - Stock options	12 Months Ended
Dec. 31, 2025 $ / shares shares
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Weighted Average Remaining Contractual Life in Years	9 years 6 months 21 days
Outstanding Options	893,355
Exercisable Options	333,092
$1.37 - $10.78
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Exercise price, lower limit | $ / shares	$ 1.37
Exercise price, upper limit | $ / shares	$ 10.78
Weighted Average Remaining Contractual Life in Years	9 years 7 months 13 days
Outstanding Options	882,107
Exercisable Options	321,844
$129.60 - $640.80
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Exercise price, lower limit | $ / shares	$ 129.6
Exercise price, upper limit | $ / shares	$ 640.8
Weighted Average Remaining Contractual Life in Years	4 years 9 months 29 days
Outstanding Options	11,168
Exercisable Options	11,168
$1,776.00
Weighted-average exercise price, by price range, for outstanding options to purchase common stock
Exercise price, lower limit | $ / shares	$ 1,776
Weighted Average Remaining Contractual Life in Years	5 months 15 days
Outstanding Options	80
Exercisable Options	80